CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 03, 2021	Dec. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Class A
Preferred Units [Line Items]
Units Subject to Possible Redemption				31,625,000			0
Common stock par or stated value per share				$ 0.0001			$ 0.0001
Common stock shares authorized				200,000,000			200,000,000
Common stock shares issued				832,500			7,906,250
Common stock shares outstanding				832,500			7,906,250
P3 Health Partners Inc.
Preferred Units [Line Items]
Investment in affiliates		$ 6.0
Due to affiliates		24.1					$ 19.4
P3 Health Partners Inc. | VIE
Preferred Units [Line Items]
Assets to settle obligations	$ 9.2	8.1					0.8
Liabilities without recourse to company assets	7.8	6.1					$ 1.7
Investment in affiliates	6.0	6.0
Due to affiliates	$ 28.6	$ 24.1
P3 Health Partners Inc. | Common Class A
Preferred Units [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	41,578,890	41,578,890
Common stock shares outstanding	41,578,890	41,578,890	3,737,316
P3 Health Partners Inc. | Common Class V
Preferred Units [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	205,000,000	205,000,000
Common stock shares issued	201,423,309	196,553,523
Common stock shares outstanding	201,423,309	196,553,523
P3 Health Partners Inc. | Class D Preferred Units
Preferred Units [Line Items]
Units Subject to Possible Redemption					16,130,034	16,130,034	16,130,034	16,130,034